Property, Plant and Equipment - Narrative (Details) € in Millions, premise in Millions		12 Months Ended
	Jan. 01, 2018 EUR (€)	Dec. 31, 2019 EUR (€) premise	Dec. 31, 2018 EUR (€)
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 5,992	€ 6,141
First application of IFRS 16		(249)
Transfers and others		(410)	(780)
Exclusion of companies		(432)
Translation differences and hyperinflation adjustments		(89)	(469)
Telefónica Spain
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 1,390	1,387
Number of premises covered by fiber optic roll out | premise		23
Percent of population coverage by LTE networks		97.00%
Telefónica United Kingdom
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 779	777
Percent of population coverage by LTE networks		99.00%
Telefónica Germany
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 807	697
Percent of population coverage by LTE networks		92.00%
Telefónica Brazil
Disclosure of detailed information about property, plant and equipment [line items]
Additions		€ 1,605	1,625
Telefónica Hispam Norte
Disclosure of detailed information about property, plant and equipment [line items]
Additions		460	460
Telefónica Hispam Sur
Disclosure of detailed information about property, plant and equipment [line items]
Additions		819	997
Telefonica Moviles Costa Rica
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others		78
Telefónica Moviles Guatemala
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others			157
Telefónica El Salvador
Disclosure of detailed information about property, plant and equipment [line items]
Transfers and others			91
Telefonía Celular de Nicaragua, S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Exclusion of companies		103
Telefónica Móviles Panamá, S.A.
Disclosure of detailed information about property, plant and equipment [line items]
Exclusion of companies		95
Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences and hyperinflation adjustments	€ 1,029
Plant and machinery
Disclosure of detailed information about property, plant and equipment [line items]
Additions		1,258	1,305
First application of IFRS 16		(107)
Transfers and others		3,638	4,204
Exclusion of companies		(193)
Translation differences and hyperinflation adjustments		(58)	€ (549)
Plant and machinery | Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences and hyperinflation adjustments	623
Buildings | Argentina
Disclosure of detailed information about property, plant and equipment [line items]
Translation differences and hyperinflation adjustments	€ 298
Data Centers
Disclosure of detailed information about property, plant and equipment [line items]
Exclusion of companies		€ 227